Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

NOTE N. LEASES

Accounting for Leases as a Lessee

The following table presents the various components of lease costs:

($ in millions)
For the year ended December 31:	2021	2020	2019
Finance lease cost	$52	$35	$14
Operating lease cost	1,126	1,181	1,257
Short-term lease cost	21	28	24
Variable lease cost	336	343	364
Sublease income	(46)	(28)	(22)
Total lease cost	$1,489	$1,558	$1,637

The company recorded net gains on sale and leaseback transactions of $7 million and $36 million for the years ended December 31, 2021 and 2019, respectively. The company had no sale and leaseback transactions in 2020.

The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$8	$8	$7
Financing cash outflows from finance leases	42	25	4
Operating cash outflows from operating leases	1,135	1,212	1,154
ROU assets obtained in exchange for new finance lease liabilities	46	50	68	*
ROU assets obtained in exchange for new operating lease liabilities	779	785	5,102	*

*

Includes opening balance additions as a result of the adoption of the new lease guidance effective January 1, 2019. The post adoption addition of leases for the year ended December 31, 2019 was $1,383 million for operating leases and immaterial for finance leases.

The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2021		2020
Finance leases
Weighted-average remaining lease term	4.1	yrs.	4.9	yrs.
Weighted-average discount rate	0.88%		1.08%
Operating leases
Weighted-average remaining lease term	4.5	yrs.	4.7	yrs.
Weighted-average discount rate	3.01%		3.25%

The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
							Imputed
	2022	2023	2024	2025	2026	Thereafter	Interest	*	Total	**
Finance leases	$43	$30	$18	$9	$8	$28	$(36)		$99
Operating leases	1,047	845	685	424	313	356	(234)		3,435

*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
**

The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $202 million that have not yet commenced as of December 31, 2021, and therefore are not included in this table.

The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet:

($ in millions)
At December 31:	2021	2020
ROU Assets—Property, plant and equipment	$86	$84
Lease Liabilities
Short-term debt	36	30
Long-term debt	63	60

Accounting for Leases as a Lessor

The following table presents amounts included in the Consolidated Income Statement related to lessor activity:

($ in millions)
For the year ended December 31:	2021	2020	2019
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$1,355	$1,321	$1,360
Less: Carrying value of underlying assets*	(300)	(410)	(476)
Gross profit	1,055	911	884
Interest income on lease receivables	179	249	303
Total sales-type and direct financing lease income	1,234	1,160	1,187
Lease income—operating leases	169	255	322
Variable lease income	120	115	56
Total lease income	$1,523	$1,530	$1,565

* Excludes unguaranteed residual value.

Sales-Type and Direct Financing Leases

At December 31, 2021 and 2020, the unguaranteed residual values of sales-type and direct financing leases were $335 million and $469 million, respectively. For further information on the company’s net investment in leases, including guaranteed and unguaranteed residual values, refer to note L, “Financing Receivables.”

For the years ended December 31, 2021 and 2020, impairment of residual values was immaterial.

The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2021:

($ in millions)
	Total
2022	$1,528
2023	1,014
2024	555
2025	209
2026	27
Thereafter	1
Total undiscounted cash flows	$3,336
Present value of lease payments (recognized as financing receivables)	3,113	*
Difference between undiscounted cash flows and discounted cash flows	$223

*

The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Operating Leases

The following table presents a maturity analysis of the undiscounted lease payments due to IBM on operating leases over the next five years and thereafter at December 31, 2021:

($ in millions)
Total
2022	$13
2023	4
2024	0
2025	0
2026	—
Thereafter	—
Total undiscounted cash flows	$17

There were no material impairment losses incurred for equipment provided to clients under an operating lease for the years ended December 31, 2021 and 2020.

At December 31, 2021 and 2020, the unguaranteed residual values of operating leases were $13 million and $48 million, respectively.